Income tax (Tables)	12 Months Ended
Sep. 30, 2025
Income tax
Schedule of income tax reconciled to profit before income tax

The following table reconciles income tax expense to the profit before income tax expense.

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Profit before income tax	10,044	10,107	10,305	8,985	9,216
Tax at the Australian company tax rate of 30%	3,013	3,032	3,092	2,696	2,765
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	129	139	117	129	139
Dividend adjustments	1	-	3	(295)	(379)
Other non-assessable items	(1)	(4)	(9)	(1)	(3)
Other non-deductible items	24	25	49	16	23
Adjustment for overseas tax rates	(15)	(27)	(25)	6	(4)
Income tax (over)/under provided in prior years	-	(20)	7	-	(13)
Other items[a]	(40)	(28)	(130)	(62)	(3)
Total income tax expense	3,111	3,117	3,104	2,489	2,525
Income tax expense comprises:
Current income tax	3,128	3,125	3,009	2,559	2,520
Movement in deferred tax	(17)	12	88	(70)	18
Income tax (over)/under provision in prior years	-	(20)	7	-	(13)
Total income tax expense	3,111	3,117	3,104	2,489	2,525
Total Australia	2,614	2,632	2,637	2,449	2,480
Total Overseas	497	485	467	40	45
Total income tax expense	3,111	3,117	3,104	2,489	2,525

a.	2023 included $86 million (Parent Entity: nil) related to the sale of Advance Asset Management Limited.

Schedule of current and deferred tax assets and liabilities

Tax assets

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Current tax assets	20	13	17	13
Deferred tax assets	2,058	2,147	1,826	1,883
Total tax assets	2,078	2,160	1,843	1,896

Tax liabilities

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Current tax liabilities	137	569	61	408
Total tax liabilities	137	569	61	408

Schedule of temporary differences attributable to deferred tax assets and deferred tax liabilities

Deferred tax assets

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Amounts recognised in the income statements and opening retained profits
Provision for ECL on loans and credit commitments	1,481	1,519	1,312	1,314
Provision for long service leave, annual leave and other employee benefits	422	407	405	388
Property and equipment	190	203	192	192
Other provisions	195	167	172	141
Lease liabilities	518	576	456	508
All other liabilities	188	222	173	205
Total amounts recognised in the income statements and opening retained profits	2,994	3,094	2,710	2,748
Amounts recognised directly in OCI
Investment securities	83	206	83	206
Total amounts recognised directly in OCI	83	206	83	206
Gross deferred tax assets	3,077	3,300	2,793	2,954
Set-off of deferred tax assets and deferred tax liabilities	(1,019)	(1,153)	(967)	(1,071)
Net deferred tax assets	2,058	2,147	1,826	1,883
Movements
Balance as at beginning of year	2,147	2,095	1,883	1,957
Recognised in the income statements	(100)	(68)	(38)	(74)
Recognised in OCI	(123)	119	(123)	119
Set-off of deferred tax assets and deferred tax liabilities	134	1	104	(119)
Balance as at end of year	2,058	2,147	1,826	1,883

Deferred tax liabilities

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Amounts recognised in the income statements and opening retained profits
Finance lease transactions	18	112	12	106
Property and equipment	514	538	464	482
All other assets	233	232	236	232
Total amounts recognised in the income statements and opening retained profits	765	882	712	820
Amounts recognised directly in OCI
Cash flow hedges	211	233	214	214
Defined benefit	43	38	41	37
Total amounts recognised directly in OCI	254	271	255	251
Gross deferred tax liabilities	1,019	1,153	967	1,071
Set-off of deferred tax assets and deferred tax liabilities	(1,019)	(1,153)	(967)	(1,071)
Net deferred tax liabilities	-	-	-	-
Movements
Balance as at beginning of year	-	-	-	-
Recognised in the income statements	(117)	(56)	(108)	(56)
Recognised in OCI	(17)	55	4	175
Set-off of deferred tax assets and deferred tax liabilities	134	1	104	(119)
Balance as at end of year	-	-	-	-

Schedule of unrecognised deferred tax balances

The following potential deferred tax balances have not been recognised. The tax effect of the gross balances disclosed below would be based on the corporate tax rates applicable in the relevant jurisdictions, which range between 15% and 40%.

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Deductible temporary differences
Tax losses on revenue account	414	422	414	422
Tax losses on capital account	424	265	380	150
Taxable temporary differences
Retained earnings of subsidiaries that would be subject to withholding tax if distributed	401	402	-	-